Stockholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 16, 1999	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 01, 2018	Dec. 11, 2014
Class of Stock [Line Items]
Liquidation value of outstanding preferred stock		$ 3,649,000
Preferred stock voting right		Series AA preferred stock is entitled to one vote per share.
Class B common stock voting rights		Holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class?A common stock have one vote per share on such matters.
Stock repurchases under the repurchase program, amount		$ 4,112,000	$ 8,997,000	$ 6,204,000
Stock repurchase program expiration date		Jun. 30, 2016
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	15.95
Amount entitled	$ 638
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Common Class A [Member]
Class of Stock [Line Items]
Authorized amount of Stock repurchase						$ 250,000,000
Stock repurchases under the repurchase program, amount		$ 0
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Issuance of shares related to acquisition		163,137
Common Class A [Member] | Equity Distribution Agreement [Member]
Class of Stock [Line Items]
Common stock, shares sold		576,002
Common stock, shares available to be sold		$ 357,885,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Aggregate offering price of common stock issuable					$ 400,000,000